Note 39 (Tables)	6 Months Ended
Jun. 30, 2022
Depreciation and amortisation expense [abstract]
Depreciation and amortization [Table Text Block]
The breakdown of the balance under this heading in the accompanying condensed consolidated income statements is as follows:

Depreciation and amortization (Millions of Euros)
	June 2022	June 2021
Tangible assets	405	370
For own use	237	216
Right-of-use assets	166	152
Investment properties and other	2	2
Intangible assets	247	245
Total	652	615